Accounts Receivable, Net (Details) - Schedule of accounts receivable, net	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	¥ 137,427,191	$ 19,732,245	¥ 137,875,301
Less: allowance for doubtful accounts	(117,080,588)	(16,810,813)	(111,639,312)
Accounts receivable, net	¥ 20,346,603	$ 2,921,432	¥ 26,235,989